Risk and sensitivity analysis - Sensitivity to key market risks (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Risk and sensitivity analysis
Exchange movements arising during the year	$ (135)	$ (613)	[1]	$ (180)	[1]
Profit (loss) for the year after tax	1,712	(997)	[2]	(2,813)
Shareholders' equity	17,823	16,731	[3]	$ 18,936	[3]
Including JVs and associates
Risk and sensitivity analysis
Contractual service margin	21,012
Insurance segments
Risk and sensitivity analysis
Profit (loss) for the year after tax	2,099	(494)
Insurance segments | Including JVs and associates
Risk and sensitivity analysis
Contractual service margin	21,012	19,989
Foreign exchange risk
Risk and sensitivity analysis
Exchange movements arising during the year	$ (124)	$ (603)
Changes of foreign exchange rates recorded as part of other comprehensive income, percentage of opening equity	1.00%	3.00%
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity from decrease in assumption	$ 1,256	$ 1,182
Net effect on shareholders' equity from increase in assumption	(1,028)	(967)
Net effect on profit after tax from decrease in assumption	152	49
Net effect on profit after tax from increase in assumption	$ (124)	$ (40)
Interest rate risk | Insurance segments
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Reasonably possible decrease in assumption (as a percent)	0.50%	0.50%
Floor for movements in interest rates in sensitivity analysis	0.00%	0.00%
Net effect on financial assets from decrease in assumption	$ 6,815	$ 5,873
Net effect on financial assets from increase in assumption	(12,004)	(10,362)
Net effect on net insurance contract liabilities (including CSM) from decrease in assumption	(7,332)	(6,120)
Net effect on net insurance contract liabilities (including CSM) from increase in assumption	12,191	10,295
Net effect on shareholders' equity from decrease in assumption	(328)	(127)
Net effect on shareholders' equity from increase in assumption	24	(165)
Net effect on profit after tax from decrease in assumption	(328)	(127)
Net effect on profit after tax from increase in assumption	24	(165)
Net effect on CSM from decrease in assumption	358	220
Net effect on CSM from increase in assumption	(880)	(850)
Net effect on pre-tax adjusted operating profit from decrease in assumption	(30)	(47)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ 33	$ 54
Equity/property market | Insurance segments
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on financial assets from decrease in assumption	$ (13,359)	$ (11,884)
Net effect on financial assets from increase in assumption	6,681	5,939
Net effect on net insurance contract liabilities (including CSM) from decrease in assumption	12,288	10,927
Net effect on net insurance contract liabilities (including CSM) from increase in assumption	(6,254)	(5,571)
Net effect on shareholders' equity from decrease in assumption	(822)	(735)
Net effect on shareholders' equity from increase in assumption	327	283
Net effect on profit after tax from decrease in assumption	(822)	(735)
Net effect on profit after tax from increase in assumption	327	283
Net effect on CSM from decrease in assumption	(1,392)	(1,303)
Net effect on CSM from increase in assumption	618	550
Net effect on pre-tax adjusted operating profit from decrease in assumption	(186)	(157)
Net effect on pre-tax adjusted operating profit from increase in assumption	$ 83	$ 66

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[3]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published